LOANS (Details 5) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Loans
30-59 Days Past Due	$ 2,201,000	$ 1,198,000		$ 2,007,000
60-89 Days Past Due	558,000	1,390,000		1,202,000
Greater than 90 Days and Accruing		55,000		25,000
Nonaccrual	5,978,000	4,715,000		5,403,000
Total Past Due	8,737,000	7,358,000		8,637,000
Current	332,352,000	324,753,000		315,674,000
Total Loans	341,089,000	332,111,000	324,913,000	324,311,000
Recorded investment in loans for which the allowance was previously measured under a general allowance methodology and are now impaired under ASC 310-10-35		3,300,000		7,700,000
Allowance for loans losses in loans for which the allowance was previously measured under a general allowance methodology and are now impaired under ASC 310-10-35				2,000
Commercial
Loans
30-59 Days Past Due	16,000	17,000		147,000
60-89 Days Past Due		107,000		123,000
Nonaccrual	84,000	85,000		12,000
Total Past Due	100,000	209,000		282,000
Current	20,808,000	20,715,000		20,326,000
Total Loans	20,908,000	20,924,000	19,741,000	20,608,000
Real estate: Construction
Loans
Current	15,232,000	13,052,000		11,767,000
Total Loans	15,232,000	13,052,000	12,302,000	11,767,000
Real estate: Mortgage-residential
Loans
30-59 Days Past Due	514,000	311,000		391,000
60-89 Days Past Due	70,000	378,000		95,000
Nonaccrual	663,000	357,000		623,000
Total Past Due	1,247,000	1,046,000		1,109,000
Current	37,116,000	37,846,000		37,228,000
Total Loans	38,363,000	38,892,000	38,779,000	38,337,000
Real estate: Mortgage-commercial
Loans
30-59 Days Past Due	1,448,000	627,000		1,382,000
60-89 Days Past Due	464,000	898,000		966,000
Greater than 90 Days and Accruing		55,000		25,000
Nonaccrual	5,224,000	4,263,000		4,749,000
Total Past Due	7,136,000	5,843,000		7,122,000
Current	226,633,000	220,732,000		213,166,000
Total Loans	233,769,000	226,575,000	221,880,000	220,288,000
Consumer: Home equity
Loans
30-59 Days Past Due	170,000	211,000		45,000
60-89 Days Past Due	21,000
Total Past Due	191,000	211,000		45,000
Current	25,246,000	26,962,000		27,931,000
Total Loans	25,437,000	27,173,000	26,945,000	27,976,000
Consumer: Other
Loans
30-59 Days Past Due	53,000	32,000		42,000
60-89 Days Past Due	3,000	7,000		18,000
Nonaccrual	7,000	10,000		19,000
Total Past Due	63,000	49,000		79,000
Current	7,317,000	5,446,000		5,256,000
Total Loans	$ 7,380,000	$ 5,495,000	$ 5,266,000	$ 5,335,000